Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Trading loans, securities, and other
Trading loans, securities, and other	$ 142,161	$ 127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,033	4,015
Derivatives
Derivative financial assets	52,555	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,018	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	116,700	130,600
Securities purchased under reverse repurchase agreements	162,644	127,379
FINANCIAL LIABILITIES
Trading deposits	37,796	114,704
Derivatives
Derivative financial liabilities	53,569	48,270
Securitization liabilities at fair value	12,749	12,618
Financial liabilities designated at fair value through profit or loss	95,774	16
Obligations related to securities sold short	35,299	39,478
Obligations related to securities sold under repurchase agreements	123,208	93,389
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	142,161	127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,033	4,015
Derivatives
Derivative financial assets	52,555	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,018	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	116,700	130,600
Securities purchased under reverse repurchase agreements	2,860	3,920
FINANCIAL LIABILITIES
Trading deposits	37,796	114,704
Derivatives
Derivative financial liabilities	53,569	48,270
Securitization liabilities at fair value	12,749	12,618
Financial liabilities designated at fair value through profit or loss	95,774	16
Obligations related to securities sold short	35,299	39,478
Obligations related to securities sold under repurchase agreements	1,447	3,797
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	71,564	49,399
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	192	176
Derivatives
Derivative financial assets	284	201
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	291	544
Derivatives
Derivative financial liabilities	266	176
Obligations related to securities sold short	1,915	1,142
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	70,592	78,478
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,317	3,412
Derivatives
Derivative financial assets	51,734	56,303
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,018	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	114,834	127,643
Securities purchased under reverse repurchase agreements	2,860	3,920
FINANCIAL LIABILITIES
Trading deposits	33,977	111,680
Derivatives
Derivative financial liabilities	51,881	46,943
Securitization liabilities at fair value	12,749	12,618
Financial liabilities designated at fair value through profit or loss	95,744	2
Obligations related to securities sold short	33,384	38,336
Obligations related to securities sold under repurchase agreements	1,447	3,797
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	5	20
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	524	427
Derivatives
Derivative financial assets	537	492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,575	2,413
FINANCIAL LIABILITIES
Trading deposits	3,819	3,024
Derivatives
Derivative financial liabilities	1,422	1,151
Financial liabilities designated at fair value through profit or loss	30	14
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	9,001	14,462
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,129	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,037	7,538
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,401	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	15,440	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	43,381	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,355	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,359	20,096
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,866	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,726	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	607	127
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	8,394	14,335
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,129	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	7,037	7,535
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,401	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	15,440	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	43,381	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,355	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,359	19,896
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	1,866	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	5,726	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		3
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		200
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,362	5,631
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,937	14,475
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,086	21,969
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	277	472
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,659	8,507
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,361	5,630
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,933	14,459
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,086	21,407
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	277	472
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,636	8,483
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	1	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	4	16
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income		562
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	23	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	56,585	43,752
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,596	1,804
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	30	59
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	249	370
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	56,566	43,699
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	88	309
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	30	33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	203	235
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	19	53
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	3
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other		26
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,506	1,492
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	46	135
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,848	10,990
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,848	10,990
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,679	5,880
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	14,361	5,540
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	318	340
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	21	25
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	21	25
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,956	2,679
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,018	3,618
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	192	176
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,245	2,095
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,018	3,618
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	519	408
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,077	1,336
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,837	2,745
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,072	1,317
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,837	2,745
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5	19
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	12,920	12,398
Derivatives
Derivative financial liabilities	12,634	9,733
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	20	33
Derivatives
Derivative financial liabilities	14	24
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	12,900	12,365
Derivatives
Derivative financial liabilities	12,534	9,646
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	86	63
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	36,280	39,675
Derivatives
Derivative financial liabilities	35,607	34,918
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	34	24
Derivatives
Derivative financial liabilities	47	18
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	36,244	39,647
Derivatives
Derivative financial liabilities	35,558	34,897
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2	4
Derivatives
Derivative financial liabilities	2	3
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	27	9
Derivatives
Derivative financial liabilities	406	386
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	27	9
Derivatives
Derivative financial liabilities	406	386
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	1,910	3,623
Derivatives
Derivative financial liabilities	3,628	2,396
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,388	3,170
Derivatives
Derivative financial liabilities	2,314	1,319
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	521	453
Derivatives
Derivative financial liabilities	1,314	1,077
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,418	1,291
Derivatives
Derivative financial liabilities	1,294	837
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	229	144
Derivatives
Derivative financial liabilities	205	134
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,175	1,112
Derivatives
Derivative financial liabilities	1,069	695
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	14	35
Derivatives
Derivative financial liabilities	$ 20	$ 8